Series J Preferred Stock	12 Months Ended
May. 02, 2015
Series J Preferred Stock
16.	Series J Preferred Stock

On August 18, 2011, the Company entered into an investment agreement between the Company and Liberty GIC, Inc. (Liberty) pursuant to which the Company issued and sold to Liberty, and Liberty purchased, 204,000 shares of the Company’s Series J Preferred Stock, par value $0.001 per share (Preferred Stock), for an aggregate purchase price of $204,000 in a private placement exempt from the registration requirements of the 1933 Act. The shares of Preferred Stock will be convertible, at the option of the holders, into shares of Common Stock representing 16.6% of the Common Stock outstanding as of August 29, 2011 (after giving pro forma effect to the issuance of the Preferred Stock) based on the initial conversion rate. The initial conversion rate reflects an initial conversion price of $17.00 and is subject to adjustment in certain circumstances. The initial dividend rate for the Preferred Stock is equal to 7.75% per annum of the initial liquidation preference of the Preferred Stock to be paid quarterly and subject to adjustment in certain circumstances.

On April 8, 2014, Liberty sold the majority of its shares to qualified institutional buyers in reliance on Rule 144A under the Securities Act and initially retained an approximate 10 percent stake of its initial investment. As a result, Liberty no longer has the right to elect two preferred stock directors to the Company’s Board. Additionally, the consent rights and pre-emptive rights to which Liberty was previously entitled ceased to apply.

On June 5, 2015, the Company entered into Conversion Agreements with five existing beneficial owners (Series J Holders) of its Preferred Stock, pursuant to which each of the Series J Holders has agreed to convert (Conversion) shares of Preferred Stock it beneficially owns into shares of the Company’s common stock, par value $0.001 per share (Company Common Stock), and will in addition receive a cash payment from the Company in connection with the Conversion. The Series J Holders have agreed to convert an aggregate of 103,995 shares of Preferred Stock into 6,117,347 shares of Company Common Stock in the Conversion, and the Company has agreed to make an aggregate cash payment to the Series J Holders of $8,104 plus cash in lieu of fractional shares in connection with the Conversion, in each case, subject to adjustment under certain circumstances. The Company expects to issue the shares of Company Common Stock to be issued in the Conversion on or about July 9, 2015.

The number of shares of Company Common Stock to be issued was determined based on a conversion ratio of 58.8235 shares of Company Common Stock per share of Preferred Stock converted, which is the conversion rate in the Certificate of the Designations with respect to the Preferred Stock dated as of August 18, 2011.